Loss Before Income Tax (Tables)	6 Months Ended
Dec. 31, 2025
Loss Before Income Tax [Abstract]
Schedule of Loss Before Income Tax	The expenses by nature of the Company are also disclosed in the charges below:
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	US$
Cost of sales
Cost of materials	7,347,238	6,803,109	1,677,295
Employee benefits expense
- Salaries and related costs	2,231,026	2,252,973	555,467
- Defined contribution plan	188,250	206,060	50,804

Selling and distribution expenses
Freight outwards	173,926	136,856	33,742
Short-term lease expenses - Rental of warehouse (Note 13)	26,046	26,831	6,615

General and administrative expenses
Employee benefits expense
- Salaries and related costs	843,405	1,007,071	248,292
- Defined contribution plan	98,828	109,540	27,007
- Staff welfare	40,655	58,068	14,317
- Directors’ remuneration	127,464	237,344	58,517
Legal and professional fees	70,707	1,741,177	429,284
Short-term lease expenses - Rental of office (Note 13)	9,000	-	-